SEMIANNUAL REPORT                                              LIR PREMIER FUNDS

Dear Shareholder,

We present you with the semiannual report for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund for the six months ended June 30, 2001.


[sidebar]

LIR PREMIER MONEY MARKET FUND

INVESTMENT GOAL:
High level of current income consistent with preservation of capital and liquidity

PORTFOLIO MANAGER:
Susan P. Ryan Brinson Advisors, Inc.

COMMENCEMENT:
5/20/91 (predecessor fund)

DIVIDEND PAYMENTS:
Monthly

LIR PREMIER TAX-FREE MONEY MARKET FUND

INVESTMENT GOAL:
High level of current income exempt from federal income tax consistent with preservation of capital and liquidity

PORTFOLIO MANAGER:
Debbie Baggett Brinson Advisors, Inc.

COMMENCEMENT:
10/7/96 (predecessor fund)

DIVIDEND PAYMENTS:
Monthly

[end sidebar]


MARKET REVIEW
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

Despite a series of interest rate reductions, the six months ended June 30, 2001 was marked by a severe slowdown in gross domestic product (GDP), a capital spending slump among businesses, a sharp rise in new monthly unemployment claims and new expectations for corporate earnings.

     The Federal Reserve (the "Fed") began a series of rate cuts early in the calendar year, making a surprise 50 basis point (one basis point equals 1/100th of one percent) decrease in the Federal Funds rate in January 2001. Five more rate cuts followed through June for a total 2.75% decrease, dropping the rate to 3.75% at period-end from 6.50% at year-end 2000.

     Although the Fed remained committed to economic reinvigoration, the economy barely grew during the period as the GDP registered a 0.7% increase during the second quarter after it grew only 1.3% during the first three months. The second quarter figure was the lowest since the first quarter of 1993. Business was responsible for much of this sluggishness, as the corporate sector recorded a 13.6% reduction in capital spending during the second quarter, marking two consecutive declines in this figure for the first time since 1991.

     After a year in 2000 that produced some of the best yield in recent memory, yields on money market funds have fallen in lockstep with interest rates during the most current period.


PORTFOLIO REVIEW
--------------------------------------------------------------------------------

LIR PREMIER MONEY MARKET FUND

PERFORMANCE AND CHARACTERISTICS*    6/30/01  12/31/00
------------------------------------------------------
7-Day Current Yield                  3.57%     5.66%
7-Day Effective Yield                3.63%     5.82%
Weighted Average Maturity           73 days   62 days
Net Assets (bln)                    $2.127    $2.126
------------------------------------------------------

*   Yield will fluctuate.

LIR PREMIER FUNDS                                              SEMIANNUAL REPORT


SECTOR ALLOCATION*                        6/30/01                                              12/31/01
---------------------------------------------------------------------------------------------------------
Commercial Paper                           39.9%      Commercial Paper                           56.2%
U.S. Government Obligations                22.0       Bank Obligations                           13.8
Bank Obligations                           18.3       U.S. Government/Agency                     11.7
Short-Term Corporate Obligations           15.1       Short-Term Corporate Obligations           10.6
Money Market Funds                          4.4       Money Market Funds                          7.3
Other Assets in Excess of Liabilities       0.3       Other Assets in Excess of Liabilities       0.4
---------------------------------------------------------------------------------------------------------
  Total                                   100.0%        Total                                   100.0%


LIR PREMIER TAX-FREE MONEY MARKET FUND

PERFORMANCE AND CHARACTERISTICS*      6/30/01    12/31/00
----------------------------------------------------------
7-Day Current Yield                    2.31%       3.97%
7-Day Effective Yield                  2.34%       4.04%
Weighted Average Maturity             21 days     27 days
Net Assets (mm)                       $137.9      $134.4
----------------------------------------------------------


SECTOR ALLOCATION*                        6/30/01     12/31/00
-----------------------------------------------------------------
Variable Rate Demand Notes                 89.0%       74.1%
Municipal Notes                             7.2         8.2
Commercial Paper                            5.4        15.5
Put Bonds                                   0.0         1.4
Liabilities in Excess of Other Assets      -1.6          -
Other Assets in Excess of Liabilities        -          0.8
-----------------------------------------------------------------
Total                                     100.0%      100.0%


* Yields will vary. Weightings represent percentages of net assets as of the dates indicated. The Funds are actively managed and their portfolio composition will vary over time.


PORTFOLIO HIGHLIGHTS

[GRAPHIC OMITTED]

Investors flocked to the relative safety of fixed income investments at the beginning of the period, as equity prices continued to take a tumble, although outflow increased in April as the federal income tax filing deadline approached. During the period, rates fell in lockstep with interest rate reductions from the Federal Reserve.

     We lengthened the weighted average maturity of the LIR Premier Money Market Fund during the period from 62 to 73 days, in part to lock in favorable rates. At the end of the period, the LIR Premier Tax-Free Money Market Fund's weighted average maturity slightly decreased from January 1, as availability of issues in the tax-free sector was tight.

     We continue to focus on the very highest quality money market issues, considering instruments offering liquidity and strong credit quality.

SEMIANNUAL REPORT                                              LIR PREMIER FUNDS

OUTLOOK
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

     Speaking before the U.S. Senate Banking Committee in late July, Federal Reserve Chairman Alan Greenspan hinted that the Fed might cut rates yet again when the Federal Open Market Committee meets August 21. "We are not free of the risk that economic weakness will be greater than currently anticipated and require further policy response."

     One of the biggest dangers facing an economic recovery is that the business pessimism, shown during the first half of 2001 in decreased capital investment spending, lower production and hundreds of thousands of layoffs, may finally begin to negatively affect consumer confidence. Consumer spending and their relative optimism helped to prevent the economy from slowing even more than it did during the first half of the year.

     However, $40 billion in tax rebates, the first installment of the tax relief passed by Congress, should begin to make its way to consumers and into the economy by the end of the third quarter. Although pockets of weakness, particularly in the telecom sector, are expected to continue, business spending should also increase slightly toward year-end if stock prices finally approach their bottom.

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For more information on the Brinson Funds,1 please contact your investment professional or visit us at www.ubspainewebber.com.

Sincerely,

/s/ Brian M. Storms
BRIAN M. STORMS
President and Chief Executive Officer
Brinson Advisors, Inc.

/s/ Susan P. Ryan
SUSAN P. RYAN
Portfolio Manager
LIR Premier Money Market Fund

/s/ Debbie Baggett
DEBBIE BAGGETT
Portfolio Manager
LIR Premier Tax-Free Money Market Fund

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended June 30, 2001, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment professional regarding your personal investment program.

1. Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges, and expenses, and should be read carefully before investing.

LIR PREMIER MONEY MARKET FUND

STATEMENT OF NET ASSETS                                JUNE 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                     MATURITY             INTEREST
 (000)                                                                        DATES               RATES                VALUE
---------                                                            --------------------    ----------------     -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.95%
$ 5,940    Federal Farm Credit Bank .............................          08/31/01              4.650%@          $   5,893,198
 38,000    Federal Home Loan Bank ...............................    01/29/02 to 06/11/02    4.350 to 5.110          37,987,977
 54,882    Federal Home Loan Bank ...............................    07/18/01 to 09/12/01    3.590 to 5.255@         54,578,438
 17,650    Federal Home Loan Mortgage Corp. .....................          03/28/02              4.620               17,650,000
 85,675    Federal Home Loan Mortgage Corp. .....................    07/19/01 to 02/28/02    4.120 to 5.180@         84,890,099
 97,515    Federal National Mortgage Association ................    07/05/01 to 02/22/02    4.545 to 5.100@         95,917,425
170,000    Student Loan Marketing Association ...................          07/03/01          3.891 to 3.951*        169,977,345
                                                                                                                  -------------
Total U.S. Government Agency Obligations (cost - $466,894,482)...                                                   466,894,482
                                                                                                                  -------------
BANK NOTES - 1.17%
BANKING - DOMESTIC - 1.17%
 25,000    LaSalle Bank N.A. (cost - $24,995,598) ...............    03/13/02 to 03/15/02    4.680 to 4.780          24,995,598
                                                                                                                  -------------
CERTIFICATES OF DEPOSIT - 17.16%
DOMESTIC - 0.94%
 20,000    Chase Manhattan Bank .................................          09/14/01              3.770               20,000,000
                                                                                                                  -------------
YANKEE - 16.22%
 15,000    Bank of Scotland .....................................          07/26/02              3.870               14,981,294
 65,000    Barclays Bank PLC ....................................          07/02/01          3.740 to 3.820*         64,988,852
 40,000    Canadian Imperial Bank of Commerce ...................    04/12/02 to 04/18/02    4.400 to 4.650          40,000,772
 45,000    Canadian Imperial Bank of Commerce ...................          07/02/01          3.785 to 3.930*         44,993,650
 25,000    Commerzbank AG .......................................    0716//01 to 07/23/01    7.000 to 7.075          25,000,119
 30,000    Dexia Bank S.A. ......................................          09/21/01              6.730               29,997,441
 20,000    National Westminster Bank PLC ........................          06/24/02              4.230               20,001,806
 45,000    Societe Generale .....................................    05/14/02 to 07/12/02    4.025 to 4.280          44,998,750
 40,000    Svenska Handelsbanken ................................    07/11/02 to 07/19/02    3.900 to 4.110          40,000,974
 20,000    UBS AG ...............................................          07/19/01              7.030               19,999,813
                                                                                                                  -------------
                                                                                                                    344,963,471
                                                                                                                  -------------
Total Certificates of Deposit (cost - $364,963,471) .............                                                   364,963,471
                                                                                                                  -------------
COMMERCIAL PAPER@ - 39.89%
ASSET BACKED - AUTO & TRUCK - 1.17%
 25,000    New Center Asset Trust ...............................          09/04/01              3.780               24,829,826
                                                                                                                  -------------
ASSET BACKED - BANKING - 2.04%
 30,000    Atlantis One Funding .................................          09/25/01              3.800               29,727,667
  6,500    Centric Capital Corp. ................................          09/28/01              3.680                6,440,864
  7,331    Stellar Funding Group, Inc. ..........................          08/29/01              3.920                7,283,902
                                                                                                                  -------------
                                                                                                                     43,452,433
                                                                                                                  -------------
ASSET BACKED - MISCELLANEOUS - 8.49%
 20,000    Galaxy Funding, Inc. .................................          07/19/01              4.700               19,953,000
 14,547    Giro Multi-Funding Corp. .............................          07/16/01              3.930               14,523,179
 91,800    Pennine Funding ......................................    09/11/01 to 09/19/01    3.610 to 3.730          91,099,216
 55,000    Preferred Receivables Funding Corp. ..................    07/12/01 to 07/23/01    3.700 to 3.970          54,901,841
                                                                                                                  -------------
                                                                                                                    180,477,236
                                                                                                                  -------------

LIR PREMIER MONEY MARKET FUND


PRINCIPAL
  AMOUNT                                                                 MATURITY             INTEREST
  (000)                                                                    DATES                RATES              VALUE
---------                                                          --------------------    ---------------      ------------
COMMERCIAL PAPER@ - (CONCLUDED)
BANKING - DOMESTIC - 8.61%
$ 38,505    ABN Amro North America Finance Inc. .................. 07/09/01 to 11/07/01    3.830 to 5.180%      $ 38,228,012
  15,000    Credit Agricole Indosuez North America Inc. ..........       07/05/01               4.660             14,992,233
  50,000    Dexia Delaware LLC ................................... 07/24/01 to 09/06/01    3.650 to 4.170         49,701,636
  35,500    Nordea North America, Inc. ........................... 07/06/01 to 09/06/01    3.740 to 4.640         35,442,382
  20,000    Stadshypotek Delaware, Inc. ..........................       09/10/01               3.770             19,850,900
  25,000    Westpac Capital Corp. ................................       07/05/01               6.335             24,982,403
                                                                                                                ------------
                                                                                                                 183,197,566
                                                                                                                ------------
BANKING - FOREIGN - 4.59%
  20,000    Bank of Scotland Treasury Services PLC ...............       08/16/01               3.960             19,898,800
  20,000    Banque et Caisse d'Epargne de L'Etat .................       07/30/01               4.180             19,932,656
  40,000    Den Norske Bank ...................................... 08/07/01 to 09/04/01    3.850 to 3.980         39,779,161
  12,000    Nationwide Building Society ..........................       08/03/01               3.930             11,956,770
   6,000    Westpac Trust Securities NZ Ltd. .....................       07/05/01               6.330              5,995,780
                                                                                                                ------------
                                                                                                                  97,563,167
                                                                                                                ------------
BROKER-DEALER - 4.69%
  55,000    Goldman Sachs Group, Inc. ............................ 07/12/01 to 08/23/01    3.630 to 4.000         54,809,119
  45,000    Morgan Stanley, Dean Witter & Co. ....................       07/02/01          3.980 to 4.225*        45,000,000
                                                                                                                ------------
                                                                                                                  99,809,119
                                                                                                                ------------
CONSUMER PRODUCTS - 1.00%
  21,420    Gillette Co. .........................................       09/06/01               3.720             21,271,702
                                                                                                                ------------
FINANCE - CONDUIT - 3.50%
  55,000    ANZ (Delaware) Inc. .................................. 08/09/01 to 08/29/01    3.850 to 3.950         54,703,729
  20,000    Svenska Handelsbanken, Inc. ..........................       11/15/01               3.900             19,703,167
                                                                                                                ------------
                                                                                                                  74,406,896
                                                                                                                ------------
FINANCE - DIVERSIFIED - 3.29%
  70,000    General Electric International Funding ............... 07/02/01 to 08/09/01    3.380 to 4.120         69,884,543
                                                                                                                ------------
FINANCE - SUBSIDIARY - 0.93%
  20,000    Deutsche Bank Financial LLC ..........................       08/24/01               5.015             19,849,550
                                                                                                                ------------
METALS & MINING - 0.47%
  10,000    Rio Tinto (Commercial Paper) Ltd. ....................       07/06/01               3.970              9,994,486
                                                                                                                ------------
TELECOMMUNICATIONS - 1.11%
  23,700    Verizon Global Funding, Inc. .........................       07/06/01               4.250             23,686,010
                                                                                                                ------------
Total Commercial Paper (cost - $848,422,534) .....................                                               848,422,534
                                                                                                                ------------
SHORT-TERM CORPORATE OBLIGATIONS - 15.07%
ASSET BACKED - FINANCE - 7.05%
  45,000    Beta Finance Inc. ....................................       07/02/01          3.810 to 3.898*        44,998,218
  15,000    Beta Finance Inc. ....................................       11/19/01               6.660             15,000,550
  65,000    CC (USA) Inc. ........................................       07/02/01          3.820 to 3.965*        65,000,000
  25,000    CC (USA) Inc. ........................................       11/08/01               6.620             24,999,223
                                                                                                                ------------
                                                                                                                 149,997,991
                                                                                                                ------------

LIR PREMIER MONEY MARKET FUND


PRINCIPAL
 AMOUNT                                                                           MATURITY             INTEREST
 (000)                                                                              DATES                RATES             VALUE
---------                                                                   --------------------   ----------------   --------------
SHORT-TERM CORPORATE OBLIGATIONS - (CONCLUDED)
BROKER-DEALER - 6.05%
$ 40,000   Credit Suisse First Boston, Inc. ............................          07/02/01         4.235 to 4.245%*   $   40,000,000
  15,000   Merrill Lynch & Co., Inc. ...................................          10/02/01               6.705            14,999,456
  39,000   Merrill Lynch & Co., Inc. ...................................    07/02/01 to 08/14/01   3.960 to 4.040*        39,000,514
  34,600   Morgan Stanley, Dean Witter & Co. ...........................    07/30/01 to 09/14/01   3.975 to 4.560*        34,619,037
                                                                                                                      --------------
                                                                                                                         128,619,007
FINANCE - INDEPENDENT- 1.64%                                                                                          --------------
  35,000   National Rural Utilities Cooperative Finance Corp. ..........    07/02/01 to 07/20/01   3.830 to 4.798*        35,000,000
                                                                                                                      --------------
FOOD, BEVERAGE & TOBACCO - 0.33%
  7,000    McDonald's Corp. ............................................          03/07/02               4.813             7,000,000
Total Short-Term Corporate Obligations (cost - $320,616,998) ...........                                              --------------
                                                                                                                         320,616,998
                                                                                                                      --------------
NUMBER OF
 SHARES
  (000)
---------
MONEY MARKET FUNDS - 4.40%
  80,997   AIM Liquid Assets Portfolio .................................           07/02/01              3.780+           80,996,987
  12,584   AIM Prime Portfolio .........................................           07/02/01              3.670+           12,584,420
                                                                                                                      --------------
Total Money Market Funds (cost - $93,581,407) ..........................                                                  93,581,407
                                                                                                                      --------------
Total Investments (cost - $2,119,474,490 which approximates cost for
  federal income tax purposes) - 99.64% ................................                                               2,119,474,490
Other assets in excess of liabilities - 0.36% ..........................                                                   7,604,360
                                                                                                                      --------------
Net Assets (applicable to 2,127,746,280 shares of beneficial interest                                                 $2,127,078,850
  outstanding equivalent to $1.00 per share) - 100.00% .................                                              --------------

------------
* Variable rate securities - maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of June 30, 2001 and reset periodically.

@  Interest rates shown are the discount rates at date of purchase.

+  Interest rates shown reflect yield at June 30, 2001.






                       Weighted average maturity - 73 days



                 See accompanying notes to financial statements

LIR PREMIER TAX-FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS                                JUNE 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                MATURITY           INTEREST
 (000)                                                                                   DATES              RATES           VALUE
---------                                                                        --------------------  --------------    -----------
TAX-EXEMPT COMMERCIAL PAPER - 5.37%
DELAWARE - 1.01%
$ 1,400   Delaware County Industrial Development Authority PCR (Pico Energy) ...       12/07/01             2.650%       $ 1,400,000
                                                                                                                         -----------
ILLINOIS - 2.17%
  1,000   Illinois Educational Facilities Authority Revenue (Field Museum) .....       09/06/01             3.200          1,000,000
  2,000   Illinois Health Facilities Authority Revenue (Evanston Hospital) ..... 10/31/01 to 05/15/02  2.800 to 4.450      2,000,000
                                                                                                                         -----------
                                                                                                                           3,000,000
                                                                                                                         -----------
INDIANA - 0.73%
  1,000   City of Mount Vernon Industrial Pollution Control (GE Corp.) .........       08/10/01             2.650          1,000,000
                                                                                                                         -----------
MARYLAND - 0.73%
  1,000   Maryland State Health & Education Facilities Revenue (Johns Hopkins)..       09/07/01             2.700          1,000,000
                                                                                                                         -----------
PUERTO RICO - 0.73%
  1,000   Puerto Rico Commonwealth Government Development Bank .................       07/31/01             3.100          1,000,000
                                                                                                                         -----------
Total Tax-Exempt Commercial Paper (cost - $7,400,000) ..........................                                           7,400,000
                                                                                                                         -----------
MUNICIPAL BONDS & NOTES - 96.21%
ALABAMA - 1.45%
  1,000   Mobile Alabama Industrial Development Board, Dock and Wharf
            Revenue, Series B (Refunding Holnam Inc. Project) ..................          A                 2.650          1,000,000
  1,000   Phenix County Industrial Development Board Environmental
            Improvement Revenue (Georgia Kraft Project) ........................          A                 3.300          1,000,000
                                                                                                                         -----------
                                                                                                                           2,000,000
                                                                                                                         -----------
ARIZONA - 4.20%
  1,500   Maricopa County Pollution Control Revenue (Arizona Public Service) ...          A            3.250 to 3.300      1,500,000
  1,500   Pima County Industrial Development Authority Revenue
            (Tucson Electric Light & Power Improvements) .......................          A                 2.625          1,500,000
  2,800   Pinal County Pollution Control Revenue, Series A
            (Newport Mining Corp.) .............................................          A                 3.300          2,800,000
                                                                                                                         -----------
                                                                                                                           5,800,000
                                                                                                                         -----------
FLORIDA - 4.28%
  1,800   Dade County Water & Sewer System Revenue .............................          A                 2.600          1,800,000
  1,500   Jacksonville County Electric Authority Revenue, Electric System,
            Series B ...........................................................          A                 3.300          1,500,000
  1,500   Jacksonville County Electric Authority Revenue, Water & Sewer System,
            Series B ...........................................................          A                 2.650          1,500,000
  1,100   Volusia County Housing Finance Authority, Series H
            (Sun Pointe Apartments Project) ....................................          A                 2.850          1,100,000
                                                                                                                         -----------
                                                                                                                           5,900,000
                                                                                                                         -----------
GEORGIA - 9.31%
  1,000   Bartow County Pollution Control Revenue (Bowen Project) ..............          A                 3.300          1,000,000
  1,300   Burke County Industrial Pollution Control Revenue (Georgia Power Co.).          A                 3.300          1,300,000
  4,800   Burke County Pollution Control Revenue (Vogtle Project) ..............          A                 3.300          4,800,000

LIR PREMIER TAX-FREE MONEY MARKET FUND


PRINCIPAL
 AMOUNT                                                                              MATURITY     INTEREST
 (000)                                                                                 DATES        RATES        VALUE
---------                                                                            --------     --------   ------------
MUNICIPAL BONDS & NOTES - (CONTINUED)
GEORGIA - (CONCLUDED)
$  1,750  De Kalb Private Hospital Authority Revenue Anticipation Certificates
            (Eagleston Children's Health Center) ...................................     A         2.650%    $  1,750,000
   1,200  Fulco Georgia Hospital Authority Revenue Anticipation Certificates
            (Shepherd Center Inc. Project) .........................................     A         2.650        1,200,000
     500  Gwinnett County Housing Authority Multi-Family Housing Revenue
            (Post Court Project) ...................................................     A         2.650          500,000
     900  Hapeville Development Authority Industrial Development Revenue
            (Hapeville Hotel) ......................................................     A         3.200          900,000
   1,400  Savannah County Economic Revenue Bond
            (YMCA of Coastal Georgia Inc. Project) .................................     A         2.650        1,400,000
                                                                                                              -----------
                                                                                                               12,850,000
                                                                                                              -----------
IDAHO - 0.73%
   1,000  Idaho State Tax Anticpation Notes ........................................  6/28/02      3.750        1,011,080
                                                                                                              -----------
ILLINOIS - 9.90%
     900  Chicago O'Hare International Airport Revenue, Series A
            (American Airlines) ....................................................     A         2.600          900,000
     400  Chicago O'Hare International Airport Revenue, Series C
            (American Airlines) ....................................................     A         2.550          400,000
   2,400  Chicago O'Hare International Airport Revenue, Series C
            (General Airport) ......................................................     A         2.650        2,400,000
   1,400  Illinois Development Finance Authority (Chicago Commons Project) .........     A         2.650        1,400,000
     955  Illinois Development Finance Authority (Jewish Federation Project) .......     A         2.700          955,000
   1,800  Illinois Development Finance Authority, PCR
            (A.E. Staley Manufacturing Co. Project) ................................     A         2.600        1,800,000
   1,800  Illinois Educational Facilities Authority Revenue, Series CP-1
            (DePaul University) ....................................................     A         2.650        1,800,000
     800  Illinois Health Facilities Authority Revenue, Series B
            (Elmhurst Memorial Hospital) ...........................................     A         2.600          800,000
   1,200  Illinois Health Facilities Authority Revenue
            (University of Chicago Hospital Project) ...............................     A         2.550        1,200,000
   1,000  Illinois Health Facilities Authority Revenue, Series C
            (University of Chicago Hospital Project) ...............................     A         2.700        1,000,000
   1,000  Illinois State Toll Highway Authority Revenue, Series B ..................     A         2.550        1,000,000
                                                                                                              -----------
                                                                                                               13,655,000
                                                                                                              -----------
INDIANA - 1.16%
   1,000  Indiana Municipal Power Supply Systems Revenue Refunding, Series A........     A         2.650        1,000,000
     600  Princeton Industial Pollution Control Revenue
            (PSI Energy Inc. Project) ..............................................     A         2.650          600,000
                                                                                                              -----------
                                                                                                                1,600,000
                                                                                                              -----------
IOWA - 0.73%
   1,000  Iowa State School Cash Anticipation Program ..............................  6/21/02      3.750        1,010,407
                                                                                                              -----------
KANSAS - 0.74%
   1,000  Merriam Hospital Revenue, Series B
            (Shawnee Medical Center Inc. Project) ..................................  09/01/01     7.250        1,027,341
                                                                                                              -----------
KENTUCKY - 0.73%
   1,000  Kenton County Airport Special Revenue, Series B ..........................     A         2.650        1,000,000
                                                                                                              -----------

LIR PREMIER TAX-FREE MONEY MARKET FUND


PRINCIPAL
 AMOUNT                                                                               MATURITY    INTEREST
  (000)                                                                                 DATES       RATES            VALUE
---------                                                                             ---------   ---------      ------------
MUNICIPAL BONDS & NOTES - (CONTINUED)
LOUISIANA - 3.42%
 $  1,750  Calcasieu Parish Sales Tax Revenue (District #4) ........................      A         2.700%       $  1,750,000
      400  Louisiana Public Facilities Authority Revenue (Kenner Hotel Ltd.) .......      A         3.200             400,000
    1,070  Louisiana Public Facility Authority Revenue, Series A
             (College and University Equipment and Capital) ........................      A         2.800           1,070,000
    1,500  Louisiana State Offshore Terminal Authority Revenue Deepwater Port
             (Loop Inc.) ...........................................................      A         2.700           1,500,000
                                                                                                                 ------------
                                                                                                                    4,720,000
                                                                                                                 ------------
MASSACHUSETTS - 2.90%
    1,000  Massachusetts Health and Educational Facility Authority Revenue,
             Series BB (Harvard University) ........................................      A         2.450           1,000,000
    1,000  Massachusetts Municipal Wholesale Electrical Power Supply System
             Revenue, Series C .....................................................      A         2.500           1,000,000
    2,000  Massachusetts State Bond Anticipation Notes, Series A ...................   09/06/01     5.000           2,003,578
                                                                                                                 ------------
                                                                                                                    4,003,578
                                                                                                                 ------------
MICHIGAN - 8.92%
    2,600  Delta County Economic Development Corp., Environmental
             Improvement Revenue, Series D (Mead Escanaba Paper Co.) ...............      A         3.300           2,600,000
    1,800  Detroit Sewer Disposal Facilities Authority Revenue, Series B ...........      A         4.800           1,800,000
    1,000  Michigan Housing Authority, Single Family ...............................      A         2.800           1,000,000
    1,000  Michigan Municipal Bond Authority Revenue, Series C-2 ...................   8/23/01      5.000           1,000,974
    5,000  Michigan Strategic Limited Obligation Revenue
             (Dow Chemical Co. Project) ............................................      A         3.300           5,000,000
      900  Michigan Strategic Pollution Control Revenue
             (Consumers Power Project) .............................................      A         3.300             900,000
                                                                                                                 ------------
                                                                                                                   12,300,974
                                                                                                                 ------------
MINNESOTA - 1.45%
    2,000  Beltrami County Environmental Control Revenue
             (Northwood Panelboard) ................................................      A         3.200           2,000,000
                                                                                                                 ------------
MISSISSIPPI - 1.45%
    1,500  Canton Industrial Development Revenue (Levi Strauss & Co. Project) ......      A         2.650           1,500,000
      500  Harrison County, Pollution Control Revenue (E.I. Dupont De Nemours) .....      A         3.300             500,000
                                                                                                                 ------------
                                                                                                                    2,000,000
                                                                                                                 ------------
MISSOURI - 1.88%
    1,200  Columbia Special Obligation, Series A ...................................      A         2.650           1,200,000
    1,400  St. Charles County Industrial Development Authority Revenue
             (Remington Apartments Project) ........................................      A         2.650           1,400,000
                                                                                                                 ------------
                                                                                                                    2,600,000
                                                                                                                 ------------
NEBRASKA - 1.67%
    1,000  Nebraska Help Inc. Revenue, Series A (Multiple Mode Student Loan) .......      A         2.700           1,000,000
    1,300  Nebraska Help Inc. Revenue, Series E (Multiple Mode Student Loan) .......      A         2.700           1,300,000
                                                                                                                 ------------
                                                                                                                    2,300,000
                                                                                                                 ------------

LIR PREMIER TAX-FREE MONEY MARKET FUND


PRINCIPAL
 AMOUNT                                                                                   MATURITY   INTEREST
 (000)                                                                                     DATES       RATES         VALUE
---------                                                                                ----------  --------    ------------
MUNICIPAL BONDS & NOTES - (CONTINUED)
NEW HAMPSHIRE - 1.02%
 $  1,400  New Hampshire Housing Finance Authority, Multi-Family Revenue
             (EQR Bond Partnership Project) ............................................     A         2.650%    $  1,400,000
                                                                                                                 ------------
NEW MEXICO - 1.02%
    1,400  University of New Mexico (University Revenue) ...............................     A         2.600        1,400,000
                                                                                                                 ------------
NEW YORK - 0.49%
      600  New York City Housing Development Corp., Series A
             (Montifiore Medical Center) ...............................................     A         2.450          600,000
       75  New York State Medical Care Facilities Financing Revenue, Series A
             (Pooled Equipment Loan Program II) ........................................     A         2.400           75,000
                                                                                                                 ------------
                                                                                                                      675,000
                                                                                                                 ------------
NORTH CAROLINA - 7.69%
    1,000  North Carolina Educational Facility (Elon College Project) ..................     A         2.650        1,000,000
    1,700  North Carolina Educational Facility, Series B (Duke University Project) .....     A         2.750        1,700,000
    1,200  North Carolina Medical Care Facility (Carol Woods Project) ..................     A         4.250        1,200,000
    1,000  North Carolina Medical Care Hospitial Revenue, Series A .....................     A         3.300        1,000,000
    1,100  North Carolina Medical Care Hospitial Revenue, Series B .....................     A         3.250        1,100,000
    1,400  Union County Industrial Facilities and Pollution Control Financing
             Authority (Square D Co. Project) ..........................................     A         2.650        1,400,000
    1,500  University of North Carolina Chapel Hill Foundation
             (Certificates of Participation) ...........................................     A         2.750        1,500,000
    1,700  University of North Carolina Hospital Revenue, Chapel Hill, Series B ........     A         3.250        1,700,000
                                                                                                                 ------------
                                                                                                                   10,600,000
                                                                                                                 ------------
OHIO - 3.42%
    2,700  Cuyahoga County Economic Development Revenue
             (Cleveland Orchestra Project) .............................................     A         3.250        2,700,000
    1,000  Franklin County Hospital Revenue (US Health Corp.) ..........................     A         2.650        1,000,000
    1,000  Ohio State Public Facilities, Series II-C ...................................  06/01/02     4.000        1,010,293
                                                                                                                 ------------
                                                                                                                    4,710,293
                                                                                                                 ------------
OREGON - 2.30%
    2,305  Oregon State, Series 73 .....................................................     A         3.450        2,305,000
      860  Portland Oregon Tax Anticipation Notes ......................................  06/27/02     3.500          867,086
                                                                                                                 ------------
                                                                                                                    3,172,086
                                                                                                                 ------------
PENNSYLVANIA - 4.35%
    2,600  Bucks County Industrial Development Authority Revenue
             (SHV Real Estate) .........................................................     A         2.400        2,600,000
    2,000  Delaware Valley Regional Financing Authority, Series A
             (Local Government Revenue) ................................................     A         2.650        2,000,000
      500  Philadelphia Authority for Industrial Development Revenue
             (Fox Chase Cancer Center Project) .........................................     A         3.300          500,000
      900  Philadelphia Water & Waste Revenue, Series B ................................     A         2.600          900,000
                                                                                                                 ------------
                                                                                                                    6,000,000
                                                                                                                 ------------

LIR PREMIER TAX-FREE MONEY MARKET FUND


PRINCIPAL
 AMOUNT                                                                           MATURITY    INTEREST
  (000)                                                                            DATES        RATES       VALUE
---------                                                                         --------    --------   -----------
MUNICIPAL BONDS & NOTES - (CONTINUED)
TENNESSEE - 2.25%
 $  2,200  Metropolitan Government Nashville & Davidson County, Series A
             (Vanderbilt University) ............................................     A        2.600%    $ 2,200,000
      900  Metropolitan Nashville Airport Authority Special Revenue, Series A
             (American Airlines Project) ........................................     A        3.200         900,000
                                                                                                         -----------
                                                                                                           3,100,000
                                                                                                         -----------
TEXAS - 11.68%
    1,000  Austin County Industrial Development Corp., Industrial Development
             Revenue (Justin Industries, Inc. Project) ..........................     A        2.650       1,000,000
    2,300  Bell County Texas Health Facility Development Corp. Revenue
             (Scott & White Memorial Hospital) ..................................     A        3.300       2,300,000
    4,500  Gulf Coast Waste Disposal Pollution Control Revenue
             (Amoco Oil Co. Project) ............................................     A        3.250       4,500,000
    2,500  Harris County Industrial Development Corp. Revenue
             (Bay Tank Inc. Project) ............................................     A        2.650       2,500,000
    1,300  Harris County Pollution Control Revenue, Series B
             (Exxon Mobil Corp. Project) ........................................     A        3.300       1,300,000
    1,500  Port Corpus Christi Pollution Control Revenue
             (Koch Refining Co. Project) ........................................     A        2.700       1,500,000
    1,000  Red River Pollution Control Revenue (Southwestern Public Service) ....     A        2.800       1,000,000
    2,000  State of Texas Tax and Revenue Anticipation Notes ....................  08/31/01    5.250       2,003,172
                                                                                                         -----------
                                                                                                          16,103,172
                                                                                                         -----------
UTAH - 0.87%
    1,200  Salt Lake County Pollution Control Revenue, Series B
             (Service Station Holdings Project) .................................     A        3.300       1,200,000
                                                                                                         -----------
VIRGINIA - 2.10%
    1,200  Loudoun County Industrial Development Authority Residential Care
             Facilities Revenue (Falcons Landing Project) .......................     A        2.650       1,200,000
    1,700  Roanoke Industrual Development Authority Hospital Revenue, Series B
             (Roanoke Memorial Hospital) ........................................     A        3.300       1,700,000
                                                                                                         -----------
                                                                                                           2,900,000
                                                                                                         -----------
WASHINGTON - 3.45%
    1,760  Snohomish County Public Utility Electric Revenue .....................     A        2.600       1,760,000
    1,000  Tulalip Tribes of the Tulalip Reservation Special Revenue ............     A        2.650       1,000,000
    2,000  Washington State, Series 96B, GO .....................................     A        2.600       2,000,000
                                                                                                         -----------
                                                                                                           4,760,000
                                                                                                         -----------

LIR PREMIER TAX-FREE MONEY MARKET FUND


PRINCIPAL
 AMOUNT                                                                                  Maturity    Interest
  (000)                                                                                    Date        Rate          Value
---------                                                                                --------- ------------  ------------
MUNICIPAL BONDS & NOTES - (CONCLUDED)
WISCONSIN - 0.65%
$    900      La Crosse Pollution Control Revenue, Series B
                (Dairyland Power Cooperative) .........................................     A         3.200%     $    900,000
                                                                                                                 ------------
Total Municipal Bonds (cost - $132,698,931) ...........................................                           132,698,931
                                                                                                                 ------------
Total Investments (cost - $140,098,931 which approximates cost for federal tax
  purposes) - 101.58% .................................................................                           140,098,931
Liabilities in excess of other assets - (1.58)% .......................................                            (2,182,736)
                                                                                                                 ------------
Net Assets (applicable to 137,915,303 shares of beneficial interest
  outstanding equivalent to $1.00 per share) - 100.00% ................................                          $137,916,195
                                                                                                                 ------------

------------
A Floating or adjustable rate security. The coupon rate shown on floating or adjustable rates securities represents the rate at June 30, 2001.
GO   General Obligation
PCR  Pollution Control Revenue










                      Weighted Average Maturity - 21 Days





                 See accompanying notes to financial statements

BRINSON MONEY SERIES

STATEMENT OF OPERATIONS

                                                                                     FOR THE SIX MONTHS ENDED
                                                                                          JUNE 30, 2001
                                                                                           (UNAUDITED)
                                                                              -------------------------------------
                                                                               LIR PREMIER     LIR PREMIER TAX-FREE
                                                                              MONEY MARKET         MONEY MARKET
                                                                                  FUND                 FUND
                                                                              -------------    --------------------
INVESTMENT INCOME:
Interest .................................................................    $60,662,762          $2,233,451
                                                                              -----------          ----------
EXPENSES:
Distribution and service fees ............................................      6,654,984             400,671
Investment advisory and administration ...................................      2,218,347             133,557
Transfer agency and related services fees ................................        947,007              38,227
State and federal registration ...........................................        509,675              47,169
Professional fees ........................................................        173,620              40,603
Custody and accounting ...................................................        151,650              21,928
Reports and notices to shareholders ......................................        115,025              27,150
Insurance expense ........................................................        105,245               9,778
Trustees' fees ...........................................................          5,250               5,250
Other expenses ...........................................................         28,970              11,979
                                                                              -----------          ----------
                                                                               10,909,773             736,312
Less: Fee waivers and expense reimbursements from service providers ......       (939,215)           (282,065)
                                                                              -----------          ----------
Net expenses .............................................................      9,970,558             454,248
                                                                              -----------          ----------
Net investment income ....................................................     50,692,204           1,779,203
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS ..........................        138,748                   -
                                                                              -----------          ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................    $50,830,952          $1,779,203
                                                                              ===========          ==========


                 See accompanying notes to financial statements

LIR PREMIER MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                                                FOR THE SIX
                                                                                MONTHS ENDED        FOR THE YEAR
                                                                               JUNE 30, 2001            ENDED
                                                                                (UNAUDITED)       DECEMBER 31, 2000
                                                                             =================   ==================
FROM OPERATIONS:
Net investment income ....................................................    $   50,692,204       $  112,955,296
Net realized gains from investment transactions ..........................           138,748               15,474
                                                                              --------------       --------------
Net increase in net assets resulting from operations .....................        50,830,952          112,970,770
                                                                              --------------       --------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ....................................................       (50,692,204)        (112,955,296)
                                                                              --------------       --------------
NET INCREASE IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS .........           821,455          347,773,311
                                                                              --------------       --------------
Net increase in net assets ...............................................           960,203          347,788,785
NET ASSETS:
Beginning of period ......................................................     2,126,118,647        1,778,329,862
                                                                              --------------       --------------
End of period ............................................................    $2,127,078,850       $2,126,118,647
                                                                              ==============       ==============


                 See accompanying notes to financial statements

LIR PREMIER TAX-FREE MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                                               FOR THE SIX
                                                                               MONTHS ENDED       FOR THE YEAR
                                                                              JUNE 30, 2001           ENDED
                                                                               (UNAUDITED)      DECEMBER 31, 2000
                                                                              -------------     -----------------
FROM OPERATIONS:
Net investment income ....................................................    $  1,779,203        $  4,255,410
Net realized losses from investment transactions .........................               -                (231)
                                                                              ------------        ------------
Net increase in net assets resulting from operations .....................       1,779,203           4,255,179
                                                                              ------------        ------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ....................................................      (1,779,203)         (4,255,410)
                                                                              ------------        ------------
NET INCREASE IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS .........       3,563,195          24,652,050
                                                                              ------------        ------------
Net increase in net assets ...............................................       3,563,195          24,651,819
NET ASSETS:
Beginning of period ......................................................     134,353,000         109,701,181
                                                                              ------------        ------------
End of period ............................................................    $137,916,195        $134,353,000
                                                                              ============        ============


                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Brinson Money Series (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust operates as a series mutual fund with five funds: LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (collectively, the "Funds"), Brinson Select Money Market Fund, Brinson Cash Reserves Fund and Brinson Liquid Assets Fund. The financial statements for the Brinson Select Money Market Fund, Brinson Cash Reserves Fund and Brinson Liquid Assets Fund are not included herein.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     Valuation and Accounting for Investments and Investment Income-Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

     Repurchase Agreements-The LIR Premier Money Market Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     Dividends and Distributions-Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.


CONCENTRATION OF RISK

     The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.


INVESTMENT ADVISOR AND ADMINISTRATOR

     The Trust has entered into an Investment Advisory and Administration Contract ("Advisory Contract") under which
Brinson Advisors, Inc. ("Brinson Advisors," formerly known as Mitchell Hutchins Asset Management Inc.) serves as investment advisor and administrator of each Fund. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. In accordance with the Advisory Contract, Brinson Advisors receives compensation from each Fund, accrued daily and paid monthly, at an annual rate of 0.20% of each Fund's average daily net assets.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     At June 30, 2001, the LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund owed Brinson Advisors $230,518 and $0, respectively, in investment advisory and administration fees. Brinson Advisors (and in the case of LIR Premier Tax-Free Money Market Fund, another service provider) has contractually undertaken to reimburse a portion of expenses and/or waive fees to maintain each Fund's total annual operating expenses at a level not to exceed 0.90%, and 0.68% of the Fund's average daily net assets for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund, respectively, through December 31, 2001. For the six months ended June 30, 2001, Brinson Advisors reimbursed $939,215 and $168,541 in other expenses to the LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund, respectively.


DISTRIBUTION PLAN

     The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Pursuant to the Distribution Plan, each Fund pays Correspondent Services Corporation ("CSC"), an affiliate of UBS PaineWebber Inc. ("UBS PaineWebberSM*"), an indirect wholly owned subsidiary of UBS AG, a monthly distribution and service fee at the annual rate of 0.60% of the average daily net assets of each Fund. CSC uses the amounts that it receives under the Distribution Plan to pay certain correspondent firms and other financial services firms (together with CSC, the "Securities Firms") with which it has entered into agreements under which the Securities Firms have agreed to perform certain services for their clients who are shareholders of a fund. CSC also uses the Distribution Plan fee to (1) spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of fund shares and (2) offset each fund's marketing costs, included related overhead expenses. At June 30, 2001, the LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund owed CSC $1,057,108 and $50,537, in distribution and service fees, respectively. CSC is contractually obligated to waive 0.17% of the LIR Premier Tax-Free Money Market Fund's 12b-1 fees through December 31, 2001. For the six months ended June 30, 2001, CSC waived $113,524 in distribution fees from the LIR Premier Tax-Free Money Market Fund.


MONEY MARKET FUND INSURANCE BOND

     Each Fund has obtained an insurance bond that provides limited coverage for certain loss events involving certain money market instruments held by each Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bond provides for coverage up to $200 million for a number of funds with a deductible of 10 basis points (0.10%) of the total assets of each Fund for First Tier Securities and 50 basis points (0.50%) of the total assets of each Fund for Second Tier Securities, in each case determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bond, each Fund would expect to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which is generally no later than the maturity of the security. While the policy is intended to provide some protection against credit risk and to help each Fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so. For the six months ended June 30, 2001, the Funds did not use this insurance bond.


------------
* UBS PaineWebber is a service mark of UBS AG.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


OTHER LIABILITIES

     At June 30, 2001, dividends payable were $2,109,339, and $89,274 for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund, respectively.


FEDERAL TAX STATUS

     Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to federal excise tax.

     At December 31, 2000, the LIR Premier Money Market Fund and the LIR Premier Tax-Free Money Market Fund had a capital loss carryforward of approximately $837,720 and $231, respectively, which is available to offset future net realized gains on securities transactions to the extent provided for in the Code. The capital loss carryforward will expire in fiscal year 2002 for the LIR Premier Money Market Fund and fiscal year 2008 for the LIR Premier Tax-Free Money Market Fund.


SHARES OF BENEFICIAL INTEREST

     There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                 FOR THE SIX         FOR THE YEAR
                                                 MONTHS ENDED            ENDED
                                                JUNE 30, 2001      DECEMBER 31, 2000
                                                -------------      -----------------
LIR PREMIER MONEY MARKET FUND:
Shares sold ................................     4,361,700,981       11,473,315,039
Shares repurchased .........................    (4,412,164,468)     (11,233,995,864)
Dividends reinvested .......................        51,284,942          108,454,136
                                                --------------      ---------------
Net increase in shares outstanding .........           821,455          347,773,311
                                                ==============      ===============
LIR PREMIER TAX-FREE MONEY MARKET FUND:
Shares sold ................................       304,325,856          673,649,532
Shares repurchased .........................      (302,536,419)        (653,098,506)
Dividends reinvested .......................         1,773,758            4,101,024
                                                --------------      ---------------
Net increase in shares outstanding .........         3,563,195           24,652,050
                                                ==============      ===============

LIR PREMIER MONEY MARKET FUND


FINANCIAL HIGHLIGHTS


Selected data for a share of beneficial interest outstanding throughout each period is presented below:


                                                      FOR THE SIX
                                                      MONTHS ENDED                 FOR THE YEARS ENDED DECEMBER 31,
                                                     JUNE 30, 2001  ---------------------------------------------------------------
                                                      (UNAUDITED)      2000#         1999         1998         1997         1996
                                                     -------------  -----------  -----------   ----------   ----------   ----------
Net asset value, beginning of period ...............  $     1.00     $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                      ----------     ----------   ----------   ----------   ----------   ----------
Net investment income ..............................       0.022          0.055        0.043        0.047        0.047        0.046
Dividends from net investment income ...............      (0.022)        (0.055)      (0.043)      (0.047)      (0.047)      (0.046)
                                                      ----------     ----------   ----------   ----------   ----------   ----------
Net asset value, end of period .....................  $     1.00     $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                      ==========     ==========   ==========   ==========   ==========   ==========
Total investment return(1) .........................        2.28%          5.62%        4.40%        4.75%        4.77%        4.72%
                                                      ==========     ==========   ==========   ==========   ==========   ==========
Ratios/Supplemental data:
Net assets, end of period (000's) ..................  $2,127,079     $2,126,119   $1,778,330   $1,387,903   $1,151,012   $1,007,265
Expenses to average net assets, net of
 waivers/reimbursements from affiliates ............        0.90%*         0.90%        0.92%        0.93%        0.95%        0.88%
Expenses to average net assets, before
 waivers/reimbursements from affiliates ............        0.98%*         0.95%        1.03%        1.04%        1.06%        1.01%
Net investment income to average net assets, net of
 waivers/reimbursements from affiliates ............        4.57%*         5.48%        4.32%        4.64%        4.68%        4.65%
Net investment income to average net assets, before
 waivers/reimbursements from affiliates ............        4.49%*         5.43%        4.21%        4.53%        4.57%        4.52%

------------
# The financial highlights for periods before January 21, 2000, reflect the financial performance of Correspondent Cash Reserves Money Market Portfolio, which reorganized into LIR Premier Money Market Fund on that date.

*   Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. Total investment return for period less than one year has not been annualized.

LIR PREMIER TAX-FREE MONEY MARKET FUND


FINANCIAL HIGHLIGHTS


Selected data for a share of beneficial interest outstanding throughout each period is presented below:


                                                        For the Six        For the Years Ended December 31,         For the Period
                                                        Months Ended  -----------------------------------------    October 7, 1996+
                                                       June 30, 2001                                                    through
                                                        (unaudited)     2000#      1999       1998       1997      December 31, 1996
                                                       -------------  --------   --------   --------   --------    -----------------
Net asset value, beginning of period .................   $   1.00     $   1.00   $   1.00   $   1.00   $   1.00        $  1.00
                                                         --------     --------   --------   --------   --------        -------
Net investment income ................................      0.013        0.034      0.025      0.028      0.029          0.010
Dividends from net investment income .................     (0.013)      (0.034)    (0.025)    (0.028)    (0.029)        (0.010)
                                                         --------     --------   --------   --------   --------        -------
Net asset value, end of period .......................   $   1.00     $   1.00   $   1.00   $   1.00   $   1.00        $  1.00
                                                         ========     ========   ========   ========   ========        =======
Total investment return(1) ...........................       1.33%        3.45%      2.53%      2.83%      2.90%          0.66%
                                                         ========     ========   ========   ========   ========        =======
Ratios/Supplemental data:
Net assets, end of period (000's) ....................   $137,916     $134,353   $109,701   $102,821   $103,399        $80,409
Expenses to average net assets, net of
  waivers/reimbursements from service providers ......       0.68%*       0.69%      0.74%      0.71%      0.78%          0.74%*
Expenses to average net assets, before
   waivers/reimbursements from service providers .....       1.10%*       0.98%      1.05%      1.02%      1.18%          1.20%*
Net investment income to average net assets, net
   of waivers/reimbursements from service providers ..       2.66%*       3.38%      2.50%      2.79%      2.86%          2.80%*
Net investment income to average net assets, before
   waivers/reimbursements from service providers .....       2.24%*       3.09%      2.19%      2.48%      2.46%          2.34%*

------------
+   Commencement of operations.

# The financial highlights for the periods before January 21, 2000, reflect the financial performance of Correspondent Cash Reserves Tax Free Money Market Portfolio, which reorganized into LIR Premier Tax-Free Money Market Fund on that date.

*   Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. Total investment return for periods less than one year has not been annualized.


20


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





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

--------------------------------------------------------------------------------

TRUSTEES

E. Garrett Bewkes, Jr.
Chairman

Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer
Brian M. Storms


PRINCIPAL OFFICERS

Brian M. Storms
President

Amy R. Doberman
Vice President

Paul H. Schubert
Vice President and Treasurer

Susan P. Ryan
Vice President

Debbie Baggett
Vice President


INVESTMENT ADVISOR,
ADMINISTRATOR AND
PRINCIPAL UNDERWRITER

Brinson Advisors, Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

The financial information included herein is taken from the records of the Funds without examination by independent auditors who do not express an opinion thereon.


BRINSON ADVISORS
COPYRIGHT 2001 BRINSON ADVISORS, INC.
All Rights Reserved

LIR PREMIER MONEY

MARKET FUND

LIR PREMIER

TAX-FREE MONEY

MARKET FUND

--------------------------------------------------------------------------------

JUNE 30, 2001

SEMIANNUAL REPORT